Prepaid Expenses and Other Current Assets, Net (Tables)	6 Months Ended
Sep. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net
	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Current
Prepaid professional fee (note a)	76	359
Prepaid information technology expenses	32	53
Prepaid office expenses	18	108
Prepaid marketing expenses (note b)	444	-
Prepaid insurance expenses	20	-
Receivables from an associate (note c)	-	50
Others	386	7
Total prepaid expenses and other current assets, net - current	976	577

Non-current
Prepaid professional fee (note a)	604	352
Total prepaid expenses, net - non-current	604	352
(a)	Prepaid professional fee mainly include virtual asset business solutions consultancy fee advanced to the advisors. The service is expected to be provided from year 2024 to year 2028.

(b)	Prepaid marketing expenses are associated with marketing, branding creation, and AI video production services that are paid for in advance to marketing firms.

(c)	In the prior year, receivables from an associate represented consideration receivables from disposal of an associate. Please refer to Note 4 for the details.